CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue	$ 278,500	$ 63,667
Operating costs and expenses
Costs of revenue	190,873	32,893
Advertising and promotions	56,517	28,313
General administration and other	162,447	23,649
Depreciation and amortization	2,082	1,139
Total operating costs and expenses	411,919	85,994
Loss from operations	(133,419)	(22,327)
Other income (expenses)
Interest expense, net	(135)	(123)
Change in fair value of warrant liabilities	7,166	0
Change in fair value of earnout interests liability	(2,338)	0
Total other income (expenses)	4,693	(123)
Loss before income taxes	(128,726)	(22,450)
Income tax expense	2,919	0
Net loss	(131,645)	(22,450)
Net loss attributable to non-controlling interests	(132,726)	0
Net income (loss) attributable to Rush Street Interactive, Inc.	$ 1,081	(22,450)
Net income per common share attributable to Rush Street Interactive, Inc. - basic	$ 0.02
Weighted average common shares outstanding - basic	43,579,704
Net loss per common share attributable to Rush Street Interactive, Inc. - diluted	$ (0.01)
Weighted average common shares outstanding - diluted	52,242,606
COMPREHENSIVE LOSS
Net loss	$ (131,645)	(22,450)
Other comprehensive income (loss)
Foreign currency translation adjustment	524	10
Comprehensive loss	(131,121)	(22,440)
Comprehensive loss attributable to non-controlling interests	(132,202)	0
Comprehensive income (loss) attributable to Rush Street Interactive, Inc.	$ 1,081	$ (22,440)